Bank Loan Payables - Schedule of Bank Loans Payable (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Bank Loans Payable [Line Items]
Total bank loan payables			$ 117,345
Current portion of bank loan payables			117,345
WeBank [Member]
Schedule of Bank Loans Payable [Line Items]
Xinwang Bank		Mar. 03, 2023
Xinwang Bank		$ 98,560
Xinwang Bank		14.26%
Xinwang Bank		Feb. 24, 2025
Xinwang Bank	[1]	*Peng Yao, the legal representative of Yifang
Xinwang Bank			9,133
WeBank One [Member]
Schedule of Bank Loans Payable [Line Items]
Xinwang Bank		Mar. 16, 2023
Xinwang Bank		$ 21,120
Xinwang Bank		8.35%
Xinwang Bank		Mar. 24, 2025
Xinwang Bank		Peng Yao, the legal representative of Yifang
Xinwang Bank			2,569
WeBank Two [Member]
Schedule of Bank Loans Payable [Line Items]
Xinwang Bank		Mar. 16, 2023
Xinwang Bank		$ 33,792
Xinwang Bank		8.35%
Xinwang Bank		Mar. 24, 2025
Xinwang Bank		Peng Yao, the legal representative of Yifang
Xinwang Bank			5,137
WeBank Three [Member]
Schedule of Bank Loans Payable [Line Items]
Xinwang Bank		Mar. 20, 2023
Xinwang Bank		$ 42,240
Xinwang Bank		8.82%
Xinwang Bank		Mar. 24, 2025
Xinwang Bank		Peng Yao, the legal representative of Yifang
Xinwang Bank			4,110
WeBank Four [Member]
Schedule of Bank Loans Payable [Line Items]
Xinwang Bank		Aug. 24, 2023
Xinwang Bank		$ 24,077
Xinwang Bank		11.16%
Xinwang Bank		Aug. 24, 2025
Xinwang Bank		Peng Yao, the legal representative of Yifang
Xinwang Bank			7,809
WeBank Five [Member]
Schedule of Bank Loans Payable [Line Items]
Xinwang Bank		Sep. 25, 2023
Xinwang Bank		$ 29,568
Xinwang Bank		12.78%
Xinwang Bank		Sep. 22, 2025
Xinwang Bank		Xingbo Wang, the legal representative of Gongwuyuan
Xinwang Bank			10,789
NanYue Bank [Member]
Schedule of Bank Loans Payable [Line Items]
Xinwang Bank		Mar. 16, 2023
Xinwang Bank		$ 98,560
Xinwang Bank		8.35%
Xinwang Bank		Mar. 24, 2025
Xinwang Bank		Peng Yao, the legal representative of Yifang
Xinwang Bank			11,987
NanYue Bank One [Member]
Schedule of Bank Loans Payable [Line Items]
Xinwang Bank		Mar. 16, 2023
Xinwang Bank		$ 49,280
Xinwang Bank		8.35%
Xinwang Bank		Mar. 24, 2025
Xinwang Bank		Peng Yao, the legal representative of Yifang
Xinwang Bank			5,994
China Minsheng Bank [Member]
Schedule of Bank Loans Payable [Line Items]
Xinwang Bank		Mar. 20, 2023
Xinwang Bank		$ 78,848
Xinwang Bank		8.82%
Xinwang Bank		Mar. 24, 2025
Xinwang Bank		Peng Yao, the legal representative of Yifang
Xinwang Bank			9,590
China Minsheng Bank One [Member]
Schedule of Bank Loans Payable [Line Items]
Xinwang Bank		Aug. 24, 2023
Xinwang Bank		$ 56,179
Xinwang Bank		11.16%
Xinwang Bank		Aug. 24, 2025
Xinwang Bank		Peng Yao, the legal representative of Yifang
Xinwang Bank			18,221
Xinwang Bank [Member]
Schedule of Bank Loans Payable [Line Items]
Xinwang Bank		Jan. 17, 2024
Xinwang Bank		$ 56,163
Xinwang Bank		18.00%
Xinwang Bank		Jan. 17, 2026
Xinwang Bank		NA
Xinwang Bank			$ 32,006

[1]	Xingbo Wang, a related party of the Company, serves as the legal representative of Gongwuyuan. Peng Yao, a related party of the Company, serves as the legal representative of Yifang.